PROPERTY AND EQUIPMENT - Property and Equipment and Related Accumulated Depreciation (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 1,009	$ 1,004
Less: accumulated depreciation		(966)	(881)
Total Property and Equipment, Net	$ 30	43	123
Lab equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		569	570
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross		16	16
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross		99	97
Software
Property, Plant and Equipment [Line Items]
Property and equipment, gross		32	28
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 293	$ 293